Notes to the Profit or Loss Statement - Summary Of Revenue (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	€ 179,611,844	€ 327,698,465	€ 71,755,303
Product Sales [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	66,861,000	22,983,000	0
License Fees [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	43,000	236,094,000	265,000
Milestones Payments [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	19,952,000	4,825,000	30,470,000
Service Fees Revenues [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	19,726,000	21,329,000	9,232,000
Royalties [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	65,576,000	42,467,000	31,788,000
Other [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	7,454,000	0	0
License, Milestones and Other [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	€ 47,175,000	€ 262,248,000	€ 39,967,000